Accounts Payable, Accrued Liabilities, and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Refundable entrance fees	$ 224,788	$ 221,147		$ 236,563
Other accounts payable and accrued liabilities	97,004	57,024		68,924
Accrued dividends and distributions	33,404		$ 0
Accrued construction costs	10,455	6,039		5,961
Accounts payable, accrued liabilities, and other liabilities	$ 376,502	$ 284,210		$ 311,448